AVAILABLE-FOR-SALE FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of detailed information about available for sale assets [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Balance at the beginning of the year	58	45	74
Fair value movement recognized in
other comprehensive income	(34)	12	(20)
Exchange gain/(loss)	2	1	(9)
Balance at the end of the year	26	58	45